OTHER LONG-TERM LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Derivative instruments	$ 845	$ 1,055
Contract liabilities	282	271
Supplemental executive retirement plan	93	94
Stock-based compensation	31	47
Other	415	316
Total other long-term liabilities	$ 1,666	$ 1,783